UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital Management, LLC
Address:
One International Place
26th Floor, Suite 2601
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
February 10, 2004
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
  0
Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $293,159 (x1000)



List of Other Included Managers:  NONE




No.  13F File Number
Name

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
	 		TITLE OF		VALUE	SHARES/		SH/	PUT/	INVEST	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(X1000)	PRN AMT		PRN	CALL	DSCRTN	MNGRS	SOLE	SHARED	NONE
ABOVENET INC		COM	00374N107	2,720	85,000		SH 		SOLE		85,000
ALLIANCE DATA		COM	018581108	13,057	275,000		SH 		SOLE		275,000
ALTIRIS INC 		COM	02148M100	5,315	150,000		SH 		SOLE		150,000
APPLIED MATLS INC 	COM	038222105	3,591	210,000		SH 		SOLE		210,000
AQUANTIVE INC  		COM	03839G105	3,353	375,000		SH 		SOLE		375,000
AT&T CORP		COM NEW	001957505	6,195	325,000		SH 		SOLE		325,000
BELLSOUTH CORP 		COM  	079860102	6,948	250,000		SH 		SOLE		250,000
BROADCOM CORP     	CL A	111320107	3,228	100,000		SH 		SOLE		100,000
CELESTICA INC CAD 	SUB VTG 15101Q108	6,350	450,000		SH 		SOLE		450,000
CISCO SYS INC     	COM 	17275R102	9,177	475,000		SH 		SOLE		475,000
COGENT INC		COM 	19239Y108	1,939	58,749		SH 		SOLE		58,749
COMPUTER ASSOC INTL INC	COM 	204912109	9,318	300,000		SH 		SOLE		300,000
COVANSYS CORP		COM 	22281W103	1,550	101,300		SH 		SOLE		101,300
DEX MEDIA		COM 	25212E100	6,864	275,000		SH 		SOLE		275,000
DIAMOND CLUSTER INTL	COM 	25278P106	2,508	175,000		SH 		SOLE		175,000
DIGITAS INC		COM 	25388K104	4,465	467,500		SH 		SOLE		467,500
DYCOM INDS INC     	COM 	267475101	6,104	200,000		SH 		SOLE		200,000
E M C CORP MASS     	COM 	268648102	7,435	500,000		SH 		SOLE		500,000
ECHOSTAR COMM CORP	CL A	278762109	8,645	260,000		SH 		SOLE		260,000
EMULEX CORP  		COM	292475209	7,578	450,000		SH 		SOLE		450,000
EURONET WORLDWIDE	COM	298736109	1,387	53,300		SH 		SOLE		53,300
GLOBAL PAYMENTS INC 	COM	37940X102	3,805	65,000		SH 		SOLE		65,000
GOOGLE			CL A	38259P508	4,627	24,000		SH 		SOLE		24,000
GREENFIELD ONLNE	COM	395150105	4,948	225,000		SH 		SOLE		225,000
HOLLYWOOD MEDIA CORP	COM	436233100	2,541	524,000		SH 		SOLE		524,000
HOMESTORE INC  		COM	437852106	4,545	1,500,000	SH 		SOLE		1,500,000
IVILLAGE INC 		COM	46588H105	4,017	650,000		SH 		SOLE		650,000
LIONS GATE ENTERTNMNT 	COM NEW	535919203	3,866	364,000		SH 		SOLE		364,000
MICROSTRATEGY		CL A NEW594972408	3,013	50,000		SH 		SOLE		50,000
MINDSPEED TECHN INC	COM	602682106	4,865	1,750,000	SH 		SOLE		1,750,000
MOTOROLA INC 		COM	620076109	5,160	300,000		SH 		SOLE		300,000
NAVIGANT CONSULTING	COM	63935N107	6,341	238,400		SH 		SOLE		238,400
NII HOLDINGS INC   	CL B NEW62913F201	4,745	100,000		SH 		SOLE		100,000
NIKU CORP		COM NEW	654113703	3,827	190,000		SH 		SOLE		190,000
O2MICRO INTL		ORD	G6797E106	1,430	125,000		SH 		SOLE		125,000
PAYCHEX INC        	COM	704326107	9,372	275,000		SH 		SOLE		275,000
PEOPLESUPPORT		COM	712714302	2,387	239,400		SH 		SOLE		239,400
PORTALPLAYER		COM	736187204	2,221	90,000		SH 		SOLE		90,000
QUANTA SERVICES INC	COM	74762E102	5,600	700,000		SH 		SOLE		700,000
REALNETWORKS INC   	COM	75605L104	4,376	661,100		SH 		SOLE		661,100
RUDOLPH  TECHN INC.	COM	781270103	258	15,000		SH 		SOLE		15,000
SAPIENT CORP 		COM	803062108	6,328	800,000		SH 		SOLE		800,000
SATYAM COMPUTER		ADR	804098101	4,102	170,000		SH 		SOLE		170,000
SBC COMM		COM	78387G103	8,375	325,000		SH 		SOLE		325,000
SCIENTIFIC-ATLANTA	COM	808655104	3,060	92,700		SH 		SOLE		92,700
SIEBEL SYS INC 		COM	826170102	5,770	550,000		SH 		SOLE		550,000
SKYWORKS SOLUTIONS INC	COM	83088M102	3,772	400,000		SH 		SOLE		400,000
SONUS NETWORKS		COM	835916107	4,011	700,000		SH 		SOLE		700,000
SPRINT CORP   		COM FON	852061100	4,970	200,000		SH 		SOLE		200,000
SYNOPSYS INC 		COM	871607107	4,888	250,000		SH 		SOLE		250,000
TIME WARNER INC  	COM	887317105	10,698	550,000		SH 		SOLE		550,000
TIME WARNER TELECOM 	CL A	887319101	6,104	1,400,000	SH 		SOLE		1,400,000
TIPPINGPOINT TECH 	COM	888011103	2,335	50,000		SH 		SOLE		50,000
UNITEDGLOBALCOM INC 	CL A	913247508	6,762	700,000		SH 		SOLE		700,000
US UNWIRED INC		COM	90338R104	12,000	2,500,000	SH 		SOLE		2,500,000
VERINT SYSTEMS INC	COM	92343X100	1,817	50,000		SH 		SOLE		50,000
WIRELESS FACILITIES INC	COM	97653A103	8,496	900,000		SH 		SOLE		900,000

REPORT SUMMARY	57 DATA RECORDS
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